                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: june 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endurance Wealth Management, Inc.
Address: 121 South Main St. 4th Floor
         Providence, RI 02903

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the 'person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Gardner
Title: Chief Financial Officer
Phone: 401-854-0993

Signature, Place, and Date of Signing:


     Thomas E. Gardner            Providence, RI               11/13/09
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name:
--------------------   ----------------------
28- 6868               John Michael Costello
28-                    Peter J. Corsi, Jr.
28-                    Kenneth W. Thomae
28-                    Donald J. Clarke

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               4
Form 13F Information Table Entry Total:        131
Form 13F Information Table Value Total:   $227,507
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number   Name
----------   --------------------   ----------------------
             28-                    John Michael Costello
                -------
             28-                    Peter J. Corsi, Jr.
             28-                    Kenneth W. Thomae
             28-                    Donald  J. Clarke

Endurance Wealth Management, Inc.
FORM 13F                                                               30-Jun-10

                                                                                              Voting Authority
                                                                                     ---------------------------------
Name of                        Title of             Value   Shares/ Sh/ Put/ Invstmt   Other
Issuer                           class    CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers  Sole  Shared    None
------------------------------ ------------------ -------- -------- --- ---- ------- -------- ------ ------ ----------
3M Co.                         COM      88579y101      406     5150 SH       Sole                                 5150
Aflac Inc.                     COM      001055102     2397    56195 SH       Sole                                56195
Akamai Technologies, Inc.      COM      00971T101     7340   180930 SH       Sole                               180930
Allied Irish Bank Adr          COM      019228402      100    46000 SH       Sole                                46000
Ambase Corp                    COM      023164106        6    50000 SH       Sole                                50000
America Movil SA de CV         COM      02364W105      285     6000 SH       Sole                                 6000
American Express Co            COM      025816109      661    16650 SH       Sole                                16650
Anadarko Petroleum Corp        COM      032511107     1210    33549 SH       Sole                                33549
Apple Inc.                     COM      037833100     2045     8134 SH       Sole           1     10              8124
Applied Materials Inc.         COM      038222105      216    18000 SH       Sole                                18000
Automatic Data Processing      COM      053015103      405    10070 SH       Sole                                10070
Avon Products                  COM      054303102      729    27525 SH       Sole                                27525
Baidu Inc.                     COM      056752108      251     3700 SH       Sole                                 3700
Bank Of America Corp           COM      060505104     8529   593529 SH       Sole        1, 4   1500            592329
Bank Rhode Island              COM      059690107     1201    45840 SH       Sole                                45840
Bank of Nova Scotia Halifax    COM      064149107      202     4400 SH       Sole                                 4400
Barrick Gold Corporation       COM      067901108      689    15175 SH       Sole                                15175
Berkshire Hathaway Inc. Cl B   COM      084670207      452     5676 SH       Sole                                 5676
CVS/Caremark Corp.             COM      126650100     3085   105240 SH       Sole                               105240
Capital Propy Inc - A Shares   COM      140430109       80    11388 SH       Sole                                11388
Capital Source, Inc.           COM      14055X102      115    24345 SH       Sole                                24345
Chevron Corporation            COM      166764100     1205    17758 SH       Sole                                17758
China Construction Bank        COM      Y1397N101        8    10000 SH       Sole                                10000
Church & Dwight Co, Inc.       COM      171340102     1948    31067 SH       Sole                                31067
Cisco Sys Inc                  COM      17275R102     5421   254399 SH       Sole                               254399
Citigroup Inc                  COM      172967101     4441  1181360 SH       Sole     2, 3, 4 135750           1047910
Coca Cola Co                   COM      191216100      386     7720 SH       Sole                                 7720
Colgate-Palmolive Co           COM      194162103     3074    39040 SH       Sole                                39040
Comcast Corp Cl A              COM      20030N101     4263   245438 SH       Sole                               245438
ConocoPhillips                 COM      20825c104      646    13175 SH       Sole                                13175
Corning Inc                    COM      219350105      218    13513 SH       Sole                                13513

Cummins Inc.                   COM      231021106     3042    46715 SH       Sole                                46715
Danaher Corp.                  COM      235851102     2739    73810 SH       Sole                                73810
Deere & Co                     COM      244199105     2106    37840 SH       Sole                                37840
Devon Energy Corporation       COM      25179m103     3359    55153 SH       Sole                                55153
Disney Walt Co Del             COM      254687106      216     6881 SH       Sole                                 6881
Dover Corp                     COM      260003108      376     9000 SH       Sole                                 9000
Dryships                       COM      Y2109Q101      289    81000 SH       Sole                                81000
Duke Energy Corporation        COM      26441C105      213    13370 SH       Sole                                13370
Eaton Vance Corp.              COM      278265103      317    11500 SH       Sole                                11500
Ecolab Inc.                    COM      278865100     4351    96902 SH       Sole           1    200             96702
Emrise Corporation             COM      29246J200       15    31790 SH       Sole                                31790
Exxon Mobil                    COM      30231g102     5230    91652 SH       Sole                                91652
Financial Select Sector Spdr   COM      81369Y605      422    30610 SH       Sole                                30610
Ford Motor                     COM      345370860     1053   104550 SH       Sole                               104550
General Electric Co            COM      369604103     5730   397378 SH       Sole        1, 4   3950            396578
Gilead Sciences Inc.           COM      375558103      214     6250 SH       Sole                                 6250
Goldman Sachs Group Inc.       COM      38141G104      886     6755 SH       Sole                                 6755
Graco Inc.                     COM      384109104      229     8150 SH       Sole                                 8150
Hanesbrands Inc.               COM      410345102     5961   247756 SH       Sole           1   3200            244556
Higher One Holdings Inc.       COM      42983d104     1119    77175 SH       Sole                                77175
Home Depot Inc                 COM      437076102     2763    98451 SH       Sole                                98451
Huntington Bancshares          COM      446150104     2131   384775 SH       Sole           1  13000            371775
IShares Tr MSCI Emerging Marke COM      464287234     3800   101843 SH       Sole           1    330            101513
Independent Bank Corp Ma       COM      453836108     4086   165560 SH       Sole                               165560
Intel Corp                     COM      458140100     2014   103548 SH       Sole                               103548
Intl Business Mach             COM      459200101      982     7956 SH       Sole                                 7956
J P Morgan Chase & Co          COM      46625h100     3527    96354 SH       Sole                                96354
Jacobs Engr Group Inc          COM      469814107     3809   104550 SH       Sole           1    500            104050
Johnson & Johnson              COM      478160104     4534    76783 SH       Sole                                76783
Kimberly Clark Corp            COM      494368103     3608    59512 SH       Sole                                59512
LSI Corporation                COM      502161102       69    15000 SH       Sole                                15000
Long Distance Int'l Inc.       COM      542904107        0   135000 SH       Sole                               135000
Maxim Integrated Products      COM      57772K101     4830   288703 SH       Sole                               288703
McDonalds Corp                 COM      580135101      457     6939 SH       Sole                                 6939
Medtronic Inc                  COM      585055106      501    13817 SH       Sole                                13817
Merck & Co Inc                 COM      58933Y105      934    26714 SH       Sole                                26714
Mettler-Toledo Int'l           COM      592688105     4710    42194 SH       Sole                                42194
Microsoft Corp                 COM      594918104     1383    60139 SH       Sole                                60139
Monsanto Company               COM      61166W101      719    15571 SH       Sole                                15571
Morgan Stanley Group Inc       COM      617446448     3111   134040 SH       Sole                               134040
Mrv Communications             COM      553477100      227   175000 SH       Sole                               175000

Nextera Energy Inc.            COM      302571104     3301    67700 SH       Sole                                67700
Occidental Petroleum Corp      COM      674599105     3637    47147 SH       Sole                                47147
Oracle Corporation             COM      68389X105     4935   229992 SH       Sole                               229992
PPG Industries                 COM      693506107      283     4692 SH       Sole                                 4692
Paid Inc.                      COM      69561N204        3    15000 SH       Sole                                15000
Pepsico Inc                    COM      713448108     3577    58688 SH       Sole                                58688
Pfizer Inc                     COM      717081103     3206   224841 SH       Sole                               224841
Powershares QQQ Trust          COM      73935A104      728    17050 SH       Sole           1   4450             12600
Procter & Gamble Co            COM      742718109     2452    40893 SH       Sole                                40893
Qualcomm Inc                   COM      747525103    16912   514983 SH       Sole        1, 4   8452            506731
Royal Dutch Shell              COM      780259206      869    17305 SH       Sole                                17305
S&P Depository Receipts Spdr   COM      78462F103      394     3822 SH       Sole           1   1532              2290
Sara Lee Corp                  COM      803111103      509    36125 SH       Sole                                36125
Schlumberger Limited           COM      806857108     3000    54225 SH       Sole                                54225
Shamir Optical Industries      COM      M83683108       95    12000 SH       Sole                                12000
Southern Co                    COM      842587107      326     9800 SH       Sole                                 9800
Southern Union Corp.           COM      844030106     2023    92550 SH       Sole                                92550
Staples Inc                    COM      855030102      210    11025 SH       Sole                                11025
State Street Corp              COM      857477103      572    16942 SH       Sole                                16942
Suncor Energy Inc.             COM      867224107      889    30214 SH       Sole                                30214
Supervalu Inc.                 COM      868536103      136    12550 SH       Sole                                12550
TJX Companies, Inc.            COM      872540109      607    14475 SH       Sole                                14475
Target Corp.                   COM      87612e106      648    13190 SH       Sole                                13190
Teva Pharmaceutical Industries COM      881624209     4537    87271 SH       Sole                                87271
Thermo Fisher Scientific Inc.  COM      883556102     2603    53087 SH       Sole                                53087
Toll Brothers Inc.             COM      889478103      377    23075 SH       Sole                                23075
Travelers Cos                  COM      89417E109     2072    42091 SH       Sole                                42091
Universal Health Rlty Income T COM      91359E105      442    13775 SH       Sole                                13775
Walgreen Company               COM      931422109      729    27328 SH       Sole                                27328

Wash Tr Bancorp Inc            COM      940610108     1280    75152 SH       Sole           1   2000             73152
Weatherford Int'l              COM      H27013103     1352   102900 SH       Sole        1, 4   1600            101900
Wells Fargo & Co New           COM      949746101     1365    53345 SH       Sole                                53345
Windstream  Corp.              COM      97381W104      305    28959 SH       Sole                                28959
iShares MSCI EAFE Index        COM      464287465     2742    58963 SH       Sole                                58963
iShares MSCI Pacific ex-Japan  COM      464286665      209     5850 SH       Sole                                 5850
streetTracks Gold Shares       COM      863307104      208     1715 SH       Sole                                 1715
AllianceBernstein                       01881G106      411    15925 SH       Sole                                15925
Enbridge Energy Partnershp LP           29250R106      682    13020 SH       Sole                                13020
Enterprise Products Pptns LP            293792107      388    10994 SH       Sole                                10994
Kinder Morgan Energypartners L          494550106     7567   116315 SH       Sole           1   1000            115315
Magellan Midstream Partners LP          559080106     1076    23020 SH       Sole                                23020
Plains All Amer. Pipeline               726503105     3229    55015 SH       Sole                                55015
AllianceBernstein Mid Cap Grow          018636100       97 22594.06 SH       Sole                            22594.059
American Century Mid Cap Value          025076654      492 46782.86 SH       Sole                            46782.861
American New Perspective                648018109      315 13585.54 SH       Sole                            13585.537
Columbia Acorn Fund Cl Z                197199409      213 8940.579 SH       Sole                             8940.579
Eaton Vance Nat'l Ltd Maturity          27826h594      200 19942.04 SH       Sole                            19942.038
Fairholme Fund                          304871106     1414 46668.79 SH       Sole           1  90.23         46578.557
Heartland Value Plus                    422352500      351 14800.66 SH       Sole                            14800.657
Hussman Strategic Total Ret             448108209      124 10040.41 SH       Sole                            10040.409
Masters' Select International           576417208      194 16587.52 SH       Sole                             16587.52
Matthews India Fund                     577130859      300 16540.72 SH       Sole                            16540.718
Mutual Shares Cl Z                      628380107      206 11284.39 SH       Sole                            11284.392
Permanent Portfolio Family of           714199106      671 16949.61 SH       Sole           4 90.264         16949.605
Spartan US Eqty Index                   315911206      824 22498.51 SH       Sole                           22498.5092
Van Kampen International Growt          92114U772     1426 65774.88 SH       Sole                            65774.875
Vanguard Index Tr 500                   922908108      332 3505.627 SH       Sole                             3505.627
Wells Fargo Sm/Mid Cap Value            949915268      356 28077.39 SH       Sole                            28077.391
Deutsche Telekom AG                     251566105      971    81557 SH       Sole                                81557
REPORT SUMMARY                  131  DATA RECORDS   227507           0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

1.   J. Michael Costello
2.   Kenneth Thomae
3.   Peter Corsi
4.   Donald Clarke

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.